UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 95.9%

                                                        SHARES         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 9.1%
   DreamWorks Animation SKG, Cl A *                       11,500   $    447,810
   Ford Motor *                                           44,700        484,548
   Gap                                                    21,000        400,680
   Lowe's                                                 19,850        429,753
   Macy's                                                 37,300        594,189
   Target                                                 17,900        917,733
   Walt Disney                                            26,850        793,417
                                                                   ------------
                                                                      4,068,130
                                                                   ------------
CONSUMER STAPLES - 6.2%
   HJ Heinz                                               15,000        654,450
   Nestle ADR                                             15,100        717,401
   Philip Morris International                             9,100        414,141
   Procter & Gamble                                        8,700        535,485
   Reynolds American                                       8,700        462,840
                                                                   ------------
                                                                      2,784,317
                                                                   ------------
ENERGY - 13.3%
   Anadarko Petroleum                                      8,200        522,996
   BP ADR                                                 20,750      1,164,490
   Chevron                                                12,200        879,864
   EOG Resources                                           9,375        847,687
   Exxon Mobil                                             8,850        570,206
   Noble                                                  17,300        697,536
   Occidental Petroleum                                   15,950      1,249,523
                                                                   ------------
                                                                      5,932,302
                                                                   ------------
FINANCIALS - 11.7%
   Ameriprise Financial                                   11,200        428,288
   Chubb                                                  17,300        865,000
   Goldman Sachs Group                                     3,100        461,032
   JPMorgan Chase                                         25,350        987,129
   Manulife Financial                                     20,050        367,717
   Morgan Stanley                                         19,300        516,854
   Prudential Financial                                   17,900        894,821

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
FINANCIALS - CONTINUED
   Wells Fargo                                             9,850   $    280,035
   Willis Group Holdings                                  15,500        406,565
                                                                   ------------
                                                                      5,207,441
                                                                   ------------
HEALTH CARE - 12.1%
   Abbott Laboratories                                    14,000        741,160
   Amgen *                                                11,300        660,824
   Baxter International                                    8,800        506,792
   Bristol-Myers Squibb                                   13,950        339,822
   Hospira *                                               8,500        430,440
   Johnson & Johnson                                       6,700        421,162
   Pfizer                                                 55,700      1,039,362
   Quest Diagnostics                                      10,050        559,483
   UnitedHealth Group                                     21,400        706,200
                                                                   ------------
                                                                      5,405,245
                                                                   ------------
INDUSTRIALS - 16.3%
   3M                                                      8,400        676,116
   Cummins                                                10,650        480,954
   Deere                                                   8,250        412,087
   Foster Wheeler *                                       22,400        626,752
   General Electric                                       39,400        633,552
   ITT                                                    17,800        859,918
   L-3 Communications Holdings                             7,700        641,718
   Norfolk Southern                                       16,600        781,196
   Republic Services                                      15,200        407,208
   Rockwell Collins                                       14,050        747,320
   Siemens ADR                                            11,150        993,577
                                                                   ------------
                                                                      7,260,398
                                                                   ------------
INFORMATION TECHNOLOGY - 19.2%
   Cisco Systems *                                        56,050      1,259,443
   Corning                                                46,300        837,104
   EMC *                                                  50,900        848,503
   Intel                                                  46,800        907,920
   International Business Machines                        10,000      1,223,900

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Marvell Technology Group *                             26,300   $    458,409
   Nintendo ADR                                           17,800        621,220
   Oracle                                                 38,850        895,881
   Research In Motion *                                   11,300        711,448
   Symantec *                                             47,250        800,888
                                                                   ------------
                                                                      8,564,716
                                                                   ------------
MATERIALS - 3.5%
   Freeport-McMoRan Copper & Gold                          5,950        396,806
   Monsanto                                                8,450        641,186
   United States Steel                                    11,300        502,059
                                                                   ------------
                                                                      1,540,051
                                                                   ------------
TELECOMMUNICATION SERVICES - 2.3%
   AT&T                                                   19,300        489,448
   Verizon Communications                                 18,700        550,154
                                                                   ------------
                                                                      1,039,602
                                                                   ------------
UTILITIES - 2.2%
   CenterPoint Energy                                     36,700        511,965
   Dominion Resources                                     11,900        445,774
                                                                   ------------
                                                                        957,739
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $42,517,464)                                             42,759,941
                                                                   ------------
REPURCHASE AGREEMENT - 3.9%
   Morgan Stanley
      0.040%, dated 01/29/10, to be repurchased on
      02/01/10, repurchase price $1,751,268
      (collateralized by a U.S. Treasury
      obligation, par value $1,787,430, 1.375%,
      01/15/13, with total market value
      $1,786,289)
      (Cost $1,751,262)                              $ 1,751,262      1,751,262
                                                                   ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $44,268,726) +                                         $ 44,511,203
                                                                   ============

THE ADVISORS' INNER CIRCLE FUND                            TS&W EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)


PERCENTAGES ARE BASED ON NET ASSETS OF $44,611,348.

*    NON-INCOME PRODUCING SECURITY.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS


+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $44,268,726, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,576,834 AND $(4,334,357), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

TS&W-QH-001-120

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS - 51.5%

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
CONSUMER DISCRETIONARY - 3.5%
   NetFlix
      8.500%, 11/15/17 (A)                           $   500,000   $    527,500
   Starwood Hotels & Resorts Worldwide
      7.875%, 10/15/14                                   425,000        452,625
   Wal-Mart Stores
      6.200%, 04/15/38                                   865,000        934,189
                                                                   ------------
                                                                      1,914,314
                                                                   ------------
CONSUMER STAPLES - 0.9%
   Dean Foods
      7.000%, 06/01/16                                   500,000        487,500
                                                                   ------------
ENERGY - 1.9%
   Magellan Midstream Partners
      6.550%, 07/15/19                                   215,000        239,676
   McMoRan Exploration
      11.875%, 11/15/14                                  415,000        452,350
   Tesoro
      6.625%, 11/01/15                                   350,000        338,625
                                                                   ------------
                                                                      1,030,651
                                                                   ------------
FINANCIALS - 27.5%
   Aflac
      8.500%, 05/15/19                                   525,000        614,836
   Bank of America
      6.250%, 04/15/12                                   615,000        662,980
   BlackRock
      6.250%, 09/15/17                                   550,000        605,667
      5.000%, 12/10/19                                   300,000        300,237
   Citigroup
      5.125%, 05/05/14                                   500,000        506,040
   Delphi Financial Group
      7.875%, 01/31/20                                   500,000        510,862

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIALS - CONTINUED
   Ford Motor Credit
      8.700%, 10/01/14                               $   675,000   $    698,248
   General Electric Capital MTN
      6.875%, 01/10/39                                   680,000        706,663
      6.000%, 08/07/19                                   330,000        341,577
   Genworth Financial
      5.650%, 06/15/12                                   265,000        268,335
   Goldman Sachs Capital II
      5.793%, 12/29/49                                   500,000        391,250
   Goldman Sachs Group MTN
      3.625%, 08/01/12                                   600,000        620,275
      0.429%, 02/06/12                                   452,000        449,936
   Health Care REIT
      6.000%, 11/15/13 (B)                               800,000        843,113
   JPMorgan Chase
      6.300%, 04/23/19                                 1,135,000      1,255,014
   Lazard Group
      6.850%, 06/15/17                                   500,000        517,246
   Markel
      7.125%, 09/30/19                                 1,310,000      1,407,857
   Merrill Lynch MTN
      5.770%, 07/25/11                                   800,000        846,562
   National Rural Utilities Cooperative Finance
      10.375%, 11/01/18                                  540,000        736,609
   Omega Healthcare Investors
      7.000%, 01/15/16 (B)                               425,000        426,063
   Protective Life Secured Trusts MTN
      4.850%, 08/16/10                                   320,000        326,964
   Raymond James Financial
      8.600%, 08/15/19                                   375,000        422,645
   Torchmark
      9.250%, 06/15/19                                   710,000        848,395

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIALS - CONTINUED
   Union Planters
      7.750%, 03/01/11                               $   425,000   $    428,235
   Wachovia MTN
      0.406%, 03/01/12                                   400,000        397,143
                                                                   ------------
                                                                     15,132,752
                                                                   ------------
HEALTH CARE - 1.1%
   Pfizer
      6.200%, 03/15/19                                   540,000        605,424
                                                                   ------------
INDUSTRIALS - 7.4%
   Boise Cascade
      7.125%, 10/15/14                                    60,000         54,450
   CHS/Community Health Systems
      8.875%, 07/15/15                                   500,000        516,875
   HCA
      8.500%, 04/15/19 (A)                               425,000        449,437
   Hertz
      8.875%, 01/01/14                                   400,000        403,000
   Ingersoll-Rand Global Holding
      9.500%, 04/15/14                                   630,000        770,596
   Iron Mountain
      7.750%, 01/15/15                                   620,000        624,650
   Kansas City Southern Railway
      8.000%, 06/01/15                                   400,000        411,500
   United States Steel
      7.000%, 02/01/18                                   250,000        240,989
   Willis North America
      6.200%, 03/28/17                                   600,000        607,850
                                                                   ------------
                                                                      4,079,347
                                                                   ------------
INFORMATION TECHNOLOGY - 1.9%
   Cisco Systems
      5.500%, 01/15/40                                   800,000        770,453

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
INFORMATION TECHNOLOGY - CONTINUED
   Xerox Capital Trust I
      8.000%, 02/01/27                               $   250,000   $    247,500
                                                                   ------------
                                                                      1,017,953
                                                                   ------------
MATERIALS - 2.6%
   Allegheny Technologies
      9.375%, 06/01/19                                   250,000        298,482
   EI Du Pont de Nemours
      5.875%, 01/15/14                                   620,000        693,934
   Greif
      7.750%, 08/01/19                                   400,000        413,000
                                                                   ------------
                                                                      1,405,416
                                                                   ------------
TELECOMMUNICATION SERVICES - 3.6%
   Cablevision Systems
      8.625%, 09/15/17 (A)                               440,000        455,400
   Frontier Communications
      7.125%, 03/15/19                                   560,000        529,200
   Valassis Communications
      8.250%, 03/01/15                                   575,000        572,125
   Windstream
      8.625%, 08/01/16                                   425,000        436,156
                                                                   ------------
                                                                      1,992,881
                                                                   ------------
UTILITIES - 1.1%
   NRG Energy
      8.500%, 06/15/19                                   620,000        623,100
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $26,860,430)                                             28,289,338
                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS
   - 29.8%
   Federal Home Loan Mortgage Corporation Gold
      6.500%, 12/01/32                                   167,921        183,030
      6.000%, 01/01/28                                   387,383        417,582

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - CONTINUED

                                                         FACE
                                                       AMOUNT/
                                                        SHARES         VALUE
                                                     -----------   ------------
   Federal Home Loan Mortgage Corporation
      Gold - continued
      6.000%, 07/01/33                               $   161,818   $    175,240
      6.000%, 11/01/33                                   218,666        236,666
      6.000%, 10/01/35                                   458,792        493,691
      4.500%, 11/01/39                                 1,477,808      1,494,051
   Federal National Mortgage Association
      6.000%, 04/01/24                                   774,459        840,243
      5.500%, 04/01/28                                   693,591        739,833
      5.500%, 02/01/35                                   351,838        374,067
      5.500%, 10/01/35                                   442,363        469,827
      5.500%, 01/01/36                                 1,270,202      1,349,063
      5.500%, 07/01/36                                   423,817        449,732
      5.000%, 11/01/23                                 1,173,376      1,240,634
      5.000%, 07/01/33                                 1,287,746      1,343,502
      5.000%, 08/01/33                                   485,197        506,205
      5.000%, 10/01/35                                 1,609,089      1,675,489
      5.000%, 03/01/38                                 1,417,320      1,474,841
      5.000%, 04/01/38                                    28,438         29,592
      4.500%, 05/01/23                                   448,170        467,396
      4.500%, 09/01/35                                 1,292,880      1,313,555
   Government National Mortgage Association
      6.000%, 11/15/31                                   148,188        159,968
      6.000%, 07/15/35                                   867,824        931,251
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS
      (Cost $15,838,678)                                             16,365,458
                                                                   ------------
PREFERRED STOCK - 6.7%
FINANCIALS - 5.7%
   Aegon, 7.250%                                       25,000           528,000
   Allianz, 8.375%                                     31,998           799,950

THE ADVISORS' INNER CIRCLE FUND                                TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

PREFERRED STOCK - CONTINUED

                                                     SHARES/FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
FINANCIALS - CONTINUED
   Apartment Investment & Management, 8.000% (B)           8,220   $    184,539
   Apartment Investment & Management, 7.750% (B)           3,700         81,437
   Aspen Insurance Holdings, 7.401%                       15,800        350,760
   Bank of America, 8.625%                                25,000        613,500
   Federal Home Loan Mortgage, Ser Z, 8.375%              35,000         37,450
   Federal National Mortgage Association, Ser S,
      8.250%                                              35,000         38,500
   Public Storage, Ser H, 6.950% (B)                      12,000        283,800
   Public Storage, Ser M, 6.625% (B)                       7,100        162,022
   Taubman Centers, Ser G, 8.000% (B)                        168          4,183
   Vornado Realty, 7.875% (B)                              3,000         74,520
                                                                   ------------
                                                                      3,158,661
                                                                   ------------
UTILITIES - 1.0%
   Dominion Resources, 8.375%                             20,000        546,200
                                                                   ------------
   TOTAL PREFERRED STOCK
      (Cost $5,485,736)                                               3,704,861
                                                                   ------------
U.S. TREASURY OBLIGATIONS - 2.3%
   U.S. Treasury Notes
      3.625%, 08/15/19                               $   660,000        661,701
      4.250%, 11/15/14                                   575,000        628,637
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,275,290)                                               1,290,338
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND
                                                               TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

OTHER MORTGAGE-BACKED OBLIGATION - 1.2%

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   Banc of America Commercial Mortgage, Ser 4,
      Cl A3A5.600%, 07/10/46
      (Cost $620,237)                                $   620,000   $    635,079
                                                                   ------------
TAXABLE MUNICIPAL BOND - 0.6%
   County of Pasco Florida
      6.760%, 10/01/39
      (Cost $300,000)                                    300,000        307,575
                                                                   ------------
REPURCHASE AGREEMENT - 2.3%
   Morgan Stanley
      0.040%, dated 01/29/10, to be repurchased on
      02/01/10, repurchase price $1,278,175
      (collateralized by a U.S. Treasury
      obligation, par value $1,304,568, 1.375%,
      01/15/13, total market value $1,303,735)
      (Cost $1,278,171)                                1,278,171      1,278,171
                                                                   ------------
   TOTAL INVESTMENTS - 94.4%
      (Cost $51,658,542) +                                         $ 51,870,820
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $54,945,034.

(A) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION NORMALLY TO QUALIFIED INSTITUTIONS. THE TOTAL VALUE OF THESE SECURITIES WAS $1,432,337 AND REPRESENTED 2.6% OF NET ASSETS.

(B)  REAL ESTATE INVESTMENT TRUST

CL   - CLASS

MTN  - MEDIUM TERM NOTE

REIT - REAL ESTATE INVESTMENT TRUST

SER  - SERIES

THE ADVISORS' INNER CIRCLE FUND                               TS&W FIXED INCOME
                                                                       PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $51,658,542, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,143,910 AND $(1,931,632), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS ARE LEVEL 2, WITH THE EXCEPTION OF THE PREFERRED STOCK, WHICH IS LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

TSW-QH-002-1200

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK - 97.7%

                                                        SHARES         VALUE
                                                     -----------   ------------
AUSTRALIA - 4.3%
   Computershare                                         110,000   $  1,135,150
   Downer EDI                                            225,000      1,661,926
                                                                   ------------
                                                                      2,797,076
                                                                   ------------
AUSTRIA - 0.7%
   EVN                                                    24,704        435,054
                                                                   ------------
BRAZIL - 1.4%
   Cia de Saneamento Basico do Estado de Sao
      Paulo ADR                                            9,000        306,450
   Redecard                                               45,000        633,617
                                                                   ------------
                                                                        940,067
                                                                   ------------
CANADA - 1.7%
   Fairfax Financial Holdings                                700        237,300
   George Weston                                          14,000        905,303
                                                                   ------------
                                                                      1,142,603
                                                                   ------------
CHINA - 0.9%
   Dongfeng Motor Group, Cl H                            310,000        406,366
   Netease.com ADR *                                       5,600        183,680
                                                                   ------------
                                                                        590,046
                                                                   ------------
DENMARK - 1.3%
   Carlsberg, Cl B                                        11,400        859,743
                                                                   ------------
FINLAND - 3.4%
   Fortum                                                 32,700        836,760
   Sampo, Cl A                                            28,178        686,972
   Stora Enso, Cl R                                      114,500        711,080
                                                                   ------------
                                                                      2,234,812
                                                                   ------------
FRANCE - 6.8%
   AXA                                                    38,783        808,597
   Bouygues                                               19,700        979,455
   Dassault Systemes                                      12,300        712,663
   Euler Hermes                                           10,400        847,381

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
FRANCE - CONTINUED
   Sanofi-Aventis                                         15,000   $  1,117,520
                                                                   ------------
                                                                      4,465,616
                                                                   ------------
GERMANY - 9.3%
   Adidas                                                 10,000        513,031
   Allianz                                                 5,700        637,145
   E.ON ADR                                               26,500        970,695
   Hannover Rueckversicherung                              2,900        134,631
   HeidelbergCement                                       14,000        851,734
   Hochtief                                                9,800        734,744
   Linde                                                   5,500        606,991
   Rhoen Klinikum                                         36,000        889,930
   Siemens                                                 8,600        777,341
                                                                   ------------
                                                                      6,116,242
                                                                   ------------
GREECE - 0.7%
   OPAP                                                   20,336        448,582
                                                                   ------------
HONG KONG - 2.1%
   First Pacific                                       1,855,200      1,036,785
   Kingboard Chemical Holdings                            74,000        317,310
                                                                   ------------
                                                                      1,354,095
                                                                   ------------
IRELAND - 1.1%
   Willis Group Holdings                                  27,000        708,210
                                                                   ------------
JAPAN - 19.5%
   Air Water                                             118,500      1,350,290
   Daito Trust Construction                               21,500      1,022,172
   East Japan Railway                                     15,000      1,004,357
   Fujitsu                                               165,000      1,011,968
   Japan Petroleum Exploration                            15,500        725,801
   Jupiter Telecommunications                              1,600      1,597,264
   Kintetsu World Express                                 26,000        663,946
   Komatsu                                                42,000        843,197
   Mitsubishi                                             43,800      1,056,650

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
JAPAN - CONTINUED
   Nintendo                                                3,700   $  1,030,555
   Nippon Telegraph & Telephone                           15,600        655,629
   Sankyo                                                 20,100      1,070,906
   Sumitomo Metal Industries                             158,000        433,975
   Suzuki Motor                                           12,700        287,328
                                                                   ------------
                                                                     12,754,038
                                                                   ------------
MEXICO - 0.7%
   Embotelladoras Arca                                   137,300        444,415
                                                                   ------------
NETHERLANDS - 5.4%
   BinckBank                                              74,846      1,321,209
   Royal Dutch Shell, Cl A                                52,000      1,451,944
   Wolters Kluwer                                         35,000        736,535
                                                                   ------------
                                                                      3,509,688
                                                                   ------------
SINGAPORE - 1.6%
   SIA Engineering                                       440,000      1,046,910
                                                                   ------------
SOUTH KOREA - 2.5%
   LG Telecom                                            108,000        837,598
   SK Telecom                                              5,000        787,605
                                                                   ------------
                                                                      1,625,203
                                                                   ------------
SPAIN - 1.8%
   Telefonica                                             18,500        446,525
   Viscofan                                               27,400        716,753
                                                                   ------------
                                                                      1,163,278
                                                                   ------------
SWEDEN - 1.9%
   Investor, Ser B                                        68,600      1,224,099
                                                                   ------------
SWITZERLAND - 9.6%
   Actelion *                                              5,500        293,758
   Bank Sarasin & Cie *                                    8,505        293,693
   Credit Suisse Group                                     9,200        406,280
   GAM Holding                                            41,000        476,862

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                        SHARES         VALUE
                                                     -----------   ------------
SWITZERLAND - CONTINUED
   Julius Baer Group                                      28,056   $    938,483
   Nestle                                                 29,500      1,413,291
   Novartis                                               30,000      1,617,968
   Zurich Financial Services                               4,000        863,675
                                                                   ------------
                                                                      6,304,010
                                                                   ------------
THAILAND - 1.0%
   Bangkok Bank NVDR                                     184,000        626,359
                                                                   ------------
TURKEY - 1.0%
   Turkcell Iletisim Hizmet ADR                           35,000        636,650
                                                                   ------------
UNITED KINGDOM - 15.2%
   Aviva                                                  90,747        564,933
   Barclays                                              120,000        520,238
   BHP Billiton                                           17,300      1,013,434
   BP ADR                                                 35,000      1,964,200
   Cadbury                                                22,500        298,349
   Carnival *                                             25,000        911,371
   Diageo ADR                                              7,350        493,846
   HSBC Holdings                                          99,924      1,075,683
   Rio Tinto                                               2,174        107,958
   Rolls-Royce Group                                      85,000        653,511
   Tesco                                                 121,000        825,106
   Vodafone Group                                        692,000      1,491,982
                                                                   ------------
                                                                      9,920,611
                                                                   ------------
UNITED STATES - 3.8%
   Noble                                                  15,600        628,992
   Philip Morris International                            22,500      1,023,975
   Virgin Media                                           60,000        851,400
                                                                   ------------
                                                                      2,504,367
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $62,070,746)                                             63,851,774
                                                                   ------------

THE ADVISORS' INNER CIRCLE FUND                               TS&W INTERNATIONAL
                                                                EQUITY PORTFOLIO
                                                    JANUARY 31, 2010 (UNAUDITED)

REPURCHASE AGREEMENT - 2.2%

                                                         FACE
                                                        AMOUNT         VALUE
                                                     -----------   ------------
   Morgan Stanley
      0.040%, dated 01/29/10, to be repurchased
      on 02/01/10, repurchase price $1,468,109
      (collateralized by a U.S. Treasury
      obligation, par value $1,498,424, 1.375%,
      01/15/13, total market value $1,497,467)
      (Cost $1,468,104)                              $ 1,468,104   $  1,468,104
                                                                   ------------
   TOTAL INVESTMENTS - 99.9%
      (Cost $63,538,850) +                                         $ 65,319,878
                                                                   ============

PERCENTAGES ARE BASED ON NET ASSETS OF $65,391,412.

*    NON-INCOME PRODUCING SECURITY.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

NVDR - NON-VOTING DEPOSITORY RECEIPT

SER  - SERIES

+ AT JANUARY 31, 2010, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS WAS $65,538,850, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,480,948 AND $(5,699,920), RESPECTIVELY.

     FOR INFORMATION ON THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

AS OF JANUARY 31, 2010, ALL OF THE PORTFOLIO'S INVESTMENTS ARE LEVEL 1, WITH THE EXCEPTION OF THE REPURCHASE AGREEMENT, WHICH IS LEVEL 2, IN ACCORDANCE WITH ASC 820 (FORMERLY FAS 157).

TSW-QH-003-1200

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: March 29, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: March 29, 2010